CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss for the year	$ (11,184,268)	$ (11,154,923)
Adjustments for:
Depreciation	295,320	150,144
Unrealized foreign exchange loss (gain)	102,998	(1,023,426)
Gain on divestiture of subsidiaries	0	(806,714)
Marketable securities fair value loss	0	1,071,944
Share-based payments	5,497,111	5,154,642
Accrued interest receivable and other income	98,504	(122,603)
Accrued interest payable and other expenses	87,861	234,607
Write-down of mineral properties	0	485,114
Operating cash flows before movements in working capital	(5,102,474)	(6,011,215)
Changes in non-cash working capital items:
(Increase) decrease in accounts and other receivables	(168,142)	1,397,223
Decrease (increase) in prepaid expenditures	57,783	(195,678)
(Decrease) in accounts payables and accrued liabilities	(100,752)	(2,269,876)
Total cash used in operating activities	(5,313,585)	(7,079,546)
Cash flows from investing activities
Property and equipment purchases	(468,509)	(456,895)
Mineral property expenditures	(11,995,827)	(4,052,848)
Other receivables or payments recovered	877,339	8,886
Increase in deferred acquisition costs	0	122,913
Purchase of marketable securities	(1,828,695)	(549,740)
Cash expended in acquisitions	(310,000)	(2,277,652)
Cash acquired in acquisitions	0	14,243,523
Total cash provided by (used in) investing activities	(13,725,692)	7,038,187
Cash flows from financing activities
Issuance of shares for cash in private placement	0	27,000,000
Cash share issuance costs	0	(157,193)
Proceeds from exercise of warrants and stock options	2,022,048	6,581,962
Repayment of debenture liability	(200,000)	(414,552)
Repayments of loans payable	(461,113)	(467,623)
Total cash provided by financing activities	1,360,935	32,542,594
Foreign exchange effect on cash	(79,378)	(27,396)
Change in cash and cash equivalents	(17,757,720)	32,473,839
Cash and cash equivalents, beginning	33,157,447	683,608
Cash and cash equivalents, ending	$ 15,399,727	$ 33,157,447